Risk Management - Disclosure of assets held for sale (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,232,975	£ 1,204,773
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(4,034)	(3,860)
Loans and advances
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 150,786	£ 144,827
Loans and advances | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	3.90%	4.90%
Loans and advances | Gross exposure | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 6,037	£ 10,033
Loans and advances | Accumulated impairment | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(236)	(489)
Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	20,527	19,749
Retail credit cards | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5,755	£ 5,970
Coverage ratio	3.90%	4.30%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 2,192
Coverage ratio	0.00%	5.00%
Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 23,113	£ 22,306	£ 27,287
Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5,988	6,241
Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	2,308
Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2,586)	(2,557)	(2,776)
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(233)	(271)
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(116)
Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	4,128	3,918
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 1,328
Coverage ratio	0.00%	6.80%
Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 4,160	£ 3,949	3,411
Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	1,425
Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(32)	(31)	(45)
Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(97)
Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	121,179	116,204
Corporate loans | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 46	£ 54
Coverage ratio	6.10%	8.50%
Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 122,145	£ 116,995	111,158
Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	49	59
Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(966)	(791)	(836)
Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (3)	£ (5)
Stage 1 | Loans and advances | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	1.20%	1.20%
Stage 1 | Loans and advances | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 138,892	£ 132,689
Stage 1 | Loans and advances | Gross exposure | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5,511	8,586
Stage 1 | Loans and advances | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(552)	(491)
Stage 1 | Loans and advances | Accumulated impairment | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (66)	£ (99)
Stage 1 | Retail credit cards | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	1.20%	1.20%
Stage 1 | Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.00%	0.90%
Stage 1 | Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 18,801	£ 17,629	22,315
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5,468	5,495
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	1,908
Stage 1 | Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(395)	(334)	(412)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(65)	(64)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ (18)
Stage 1 | Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.00%	1.40%
Stage 1 | Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 3,788	£ 3,329	2,734
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	1,134
Stage 1 | Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(7)	(5)	(8)
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ (16)
Stage 1 | Corporate loans | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	2.30%	2.00%
Stage 1 | Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 111,629	£ 107,194	100,956
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	43	49
Stage 1 | Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(141)	(144)	(179)
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1)	£ (1)
Stage 2 | Lifetime expected credit losses | Loans and advances | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	26.70%	18.40%
Stage 2 | Lifetime expected credit losses | Loans and advances | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 11,093	£ 11,654
Stage 2 | Lifetime expected credit losses | Loans and advances | Gross exposure | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	472	1,225
Stage 2 | Lifetime expected credit losses | Loans and advances | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,036)	(1,063)
Stage 2 | Lifetime expected credit losses | Loans and advances | Accumulated impairment | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (126)	£ (226)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	26.60%	23.40%
Stage 2 | Lifetime expected credit losses | Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.00%	9.40%
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 2,536	£ 2,953	3,450
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	466	689
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	307
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(796)	(807)	(1,138)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(124)	(161)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ (29)
Stage 2 | Lifetime expected credit losses | Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.00%	15.00%
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 265	£ 404	369
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	220
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(5)	(1)	(2)
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ (33)
Stage 2 | Lifetime expected credit losses | Corporate loans | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	33.30%	33.30%
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 8,156	£ 8,147	8,967
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	6	9
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(235)	(254)	(309)
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (2)	£ (3)
Stage 3 | Lifetime expected credit losses | Loans and advances | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	81.50%	73.90%
Stage 3 | Lifetime expected credit losses | Loans and advances | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 4,418	£ 3,904
Stage 3 | Lifetime expected credit losses | Loans and advances | Gross exposure | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	54	222
Stage 3 | Lifetime expected credit losses | Loans and advances | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2,029)	(1,866)
Stage 3 | Lifetime expected credit losses | Loans and advances | Accumulated impairment | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (44)	£ (164)
Stage 3 | Lifetime expected credit losses | Retail credit cards | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	81.50%	80.70%
Stage 3 | Lifetime expected credit losses | Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.00%	74.20%
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,776	£ 1,724	1,522
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	54	57
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	93
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,395)	(1,416)	(1,226)
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(44)	(46)
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ (69)
Stage 3 | Lifetime expected credit losses | Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.00%	67.60%
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 107	£ 216	308
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	71
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(20)	(25)	(35)
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ (48)
Stage 3 | Lifetime expected credit losses | Corporate loans | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.00%	100.00%
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 2,360	£ 1,654	1,235
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	1
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(590)	(393)	£ (348)
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ (1)